SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS (Details)	12 Months Ended
Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life (years)	8 months 15 days
Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Options outstanding	10,407,044
Options exercisable	10,407,044
Weighted average remaining contractual life (years)	3 years 4 months 28 days
Options expiring february 24, 2025 [member] | Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Options outstanding	900,000
Options exercisable	900,000
Exercise price | $ / shares	$ 0.80
Weighted average remaining contractual life (years)	2 months 8 days
Options expiring august 19, 2025 [member] | Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Options outstanding	240,000
Options exercisable	240,000
Exercise price | $ / shares	$ 0.45
Weighted average remaining contractual life (years)	21 days
Options expiring january 26, 2026 [member] | Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Options outstanding	3,689,000
Options exercisable	3,689,000
Exercise price | $ / shares	$ 0.39
Weighted average remaining contractual life (years)	1 year 1 month 2 days
Options expiring february 25, 2026 [member] | Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Options outstanding	597,000
Options exercisable	597,000
Exercise price | $ / shares	$ 1.60
Weighted average remaining contractual life (years)	1 month 24 days
Options expiring september29, 2026 [member] | Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,343,850
Options exercisable	1,343,850
Exercise price | $ / shares	$ 0.91
Weighted average remaining contractual life (years)	5 months 23 days
Options expiring october 25, 2026 [member] | Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Options outstanding	998,794
Options exercisable	998,794
Exercise price | $ / shares	$ 2.00
Weighted average remaining contractual life (years)	4 months 13 days
Options expiring january 20, 2027 [member] | Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Options outstanding	2,740,400
Options exercisable	2,740,400
Exercise price | $ / shares	$ 2.62
Weighted average remaining contractual life (years)	1 year 25 days